Schedule of Investments (unaudited) June 30, 2020	BATS: Series C Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Corporate Bonds

Aerospace & Defense — 2.9%
Boeing Co. 4.51%, 05/01/23	USD	1,140	$1,204,329
4.88%, 05/01/25		970	1,057,109
2.70%, 02/01/27		200	195,354
3.25%, 02/01/35		194	176,889
3.75%, 02/01/50		80	71,832
5.81%, 05/01/50		570	673,162
5.93%, 05/01/60		650	770,830
General Dynamics Corp. 4.25%, 04/01/40		665	828,521
4.25%, 04/01/50		95	122,947
L3Harris Technologies, Inc. 4.40%, 06/15/28		955	1,129,664
4.40%, 06/15/28		430	508,645
2.90%, 12/15/29		332	357,520
Lockheed Martin Corp. 4.07%, 12/15/42		715	906,904
2.80%, 06/15/50		55	57,879
Northrop Grumman Corp. 2.93%, 01/15/25		310	335,296
3.25%, 01/15/28		470	525,616
4.75%, 06/01/43		330	427,298
Northrop Grumman Systems Corp., 7.88%, 03/01/26		1,000	1,321,476
Raytheon Technologies Corp. 3.20%, 03/15/24(a)		444	478,410
3.50%, 03/15/27(a)		174	195,793
6.70%, 08/01/28		225	303,444
4.13%, 11/16/28		880	1,036,538
6.05%, 06/01/36		450	636,554
6.13%, 07/15/38		230	332,194
4.50%, 06/01/42		452	563,333
4.15%, 05/15/45		245	293,673
4.35%, 04/15/47(a)		252	305,479
3.13%, 07/01/50		450	478,254

			15,294,943

Air Freight & Logistics — 0.3%
FedEx Corp. 3.80%, 05/15/25		665	739,222
3.25%, 04/01/26		120	130,579
3.10%, 08/05/29		567	605,218
4.10%, 02/01/45		215	218,474

			1,693,493

Airlines — 0.6%
Air Canada Pass-Through Trust, Series 2017-1,
Class AA, 3.30%, 01/15/30(a)		117	106,304
American Airlines Pass-Through Trust
Series 2014-1, Class B, 4.38%, 10/01/22		76	54,951
Series 2017-1, Class AA, 3.65%, 02/15/29		703	672,657
Series 2019-1, Class B, 3.85%, 02/15/28		409	286,238
British Airways Pass Through Trust, Series 2019-1, Class A, 3.35%, 06/15/29(a)		339	279,335
Delta Air Lines, Inc., 3.80%, 04/19/23		880	786,060
Doric Nimrod Air Alpha Pass-Through Trust,
Series 2013-1, Class A, 5.25%, 05/30/23(a)		370	336,434
U.S. Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 11/15/25		571	471,934
United Airlines Pass-Through Trust, Series 2019-2, Class AA, 2.70%, 05/01/32		220	198,657

			3,192,570

Security		Par (000)	Value

Auto Components — 0.1%
ZF North America Capital, Inc., 4.75%, 04/29/25(a)	USD	600	$599,928

Automobiles — 0.8%
Ford Motor Co. 4.75%, 01/15/43		72	56,722
5.29%, 12/08/46		82	67,428
General Motors Co. 5.40%, 10/02/23		40	43,250
6.13%, 10/01/25		160	179,790
5.00%, 10/01/28		770	819,070
5.20%, 04/01/45		294	284,762
Volkswagen Group of America Finance LLC 3.88%, 11/13/20(a)		1,275	1,287,094
2.90%, 05/13/22(a)		885	913,654
3.35%, 05/13/25(a)		395	421,558

			4,073,328

Banks — 14.6%
Australia & New Zealand Banking Group Ltd., 2.63%, 11/09/22		355	373,186
Banco Santander SA 3.13%, 02/23/23		400	416,652
3.85%, 04/12/23		600	638,808
2.75%, 05/28/25		1,000	1,036,315
Bank of America Corp. 4.20%, 08/26/24		1,745	1,937,296
4.00%, 01/22/25		1,084	1,197,121
3.95%, 04/21/25		790	874,776
4.45%, 03/03/26		2,139	2,462,512
(3 mo. LIBOR US + 1.51%), 3.71%, 04/24/28(b)		285	322,154
(3 mo. LIBOR US + 1.04%), 3.42%, 12/20/28(b)		2,620	2,918,292
(3 mo. LIBOR US + 1.07%), 3.97%, 03/05/29(b)		955	1,094,119
(3 mo. LIBOR US + 1.31%), 4.27%, 07/23/29(b)		690	813,831
(Secured Overnight Financing Rate + 2.15%), 2.59%, 04/29/31(b)		805	851,807
(3 mo. LIBOR US + 1.32%), 4.08%, 04/23/40(b)		185	224,937
5.00%, 01/21/44		100	137,870
(3 mo. LIBOR US + 1.52%), 4.33%, 03/15/50(b)		93	120,184
(3 mo. LIBOR US + 3.15%), 4.08%, 03/20/51(b)		1,580	1,979,837
Banque Federative du Credit Mutuel SA, 2.13%, 11/21/22(a)		615	634,099
Barclays Bank PLC, 5.14%, 10/14/20		1,325	1,339,455
Barclays PLC
(3 mo. LIBOR US + 1.40%), 4.61%, 02/15/23(b)		1,510	1,589,894
5.20%, 05/12/26		620	689,688
(3 mo. LIBOR US + 3.05%), 5.09%, 06/20/30(b)		900	1,021,693
BNP Paribas SA
(3 mo. LIBOR US + 1.11%), 2.82%, 11/19/25(a)(b)		775	811,609
(Secured Overnight Financing Rate + 2.07%), 2.22%, 06/09/26(a)(b)		1,035	1,059,857
(5 yr. Swap Semi 30/360 US + 1.48%), 4.38%, 03/01/33(a)(b)		645	719,064
BPCE SA, 2.38%, 01/14/25(a)		895	925,890
Canadian Imperial Bank of Commerce, 3.10%, 04/02/24		152	163,040
Citigroup, Inc. 5.50%, 09/13/25		232	275,110
(Secured Overnight Financing Rate + 2.75%), 3.11%, 04/08/26(b)		415	446,364
3.20%, 10/21/26		500	548,063
4.30%, 11/20/26		600	681,450
4.45%, 09/29/27		250	285,417
(3 mo. LIBOR US + 1.56%), 3.89%, 01/10/28(b)		1,205	1,358,279
(3 mo. LIBOR US + 1.19%), 4.08%, 04/23/29(b)		125	142,609

1

Schedule of Investments (unaudited) (continued) June 30, 2020	BATS: Series C Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Banks (continued)
Citigroup, Inc.
(Secured Overnight Financing Rate + 1.15%), 2.67%, 01/29/31(b)	USD	250	$259,563
(Secured Overnight Financing Rate + 3.91%), 4.41%, 03/31/31(b)		1,665	1,975,555
(Secured Overnight Financing Rate + 2.11%), 2.57%, 06/03/31(b)		550	568,843
4.75%, 05/18/46		220	279,841
Citizens Bank N.A., 2.55%, 05/13/21		330	335,399
Commonwealth Bank of Australia, 3.74%, 09/12/39(a)		290	311,517
Cooperatieve Rabobank UA
3.13%, 04/26/21		670	685,192
2.75%, 01/10/22		263	272,002
(1 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 1.00%), 1.34%, 06/24/26(a)(b)		1,300	1,302,279
Danske Bank A/S
5.00%, 01/12/22(a)		555	583,088
(3 mo. LIBOR US + 1.25%), 3.00%, 09/20/22(a)(b)		500	507,774
Discover Bank
3.35%, 02/06/23		300	316,463
(5 yr. Swap Semi 30/360 US + 1.73%), 4.68%, 08/09/28(b)		600	605,670
HSBC Holdings PLC
(3 mo. LIBOR US + 1.06%), 3.26%, 03/13/23(b)		985	1,020,419
4.25%, 08/18/25		500	545,508
(3 mo. LIBOR US + 1.14%), 2.63%, 11/07/25(b)		310	321,537
4.95%, 03/31/30		200	240,313
Huntington Bancshares, Inc., 4.00%, 05/15/25		905	1,025,155
ING Groep NV, (1 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 1.10%), 1.40%, 07/01/26(a)(b)		505	506,179
Intesa Sanpaolo SpA
3.38%, 01/12/23(a)		485	498,769
5.02%, 06/26/24(a)		416	426,259
JPMorgan Chase & Co.
(Secured Overnight Financing Rate + 1.59%), 2.01%, 03/13/26(b)		1,215	1,257,459
(Secured Overnight Financing Rate + 1.85%), 2.08%, 04/22/26(b)		1,480	1,537,155
(3 mo. LIBOR US + 1.25%), 3.96%, 01/29/27(b)		1,055	1,201,695
3.63%, 12/01/27		858	949,074
(3 mo. LIBOR US + 1.34%), 3.78%, 02/01/28(b)		1,170	1,323,191
(3 mo. LIBOR US + 1.12%), 4.01%, 04/23/29(b)		1,215	1,402,003
(3 mo. LIBOR US + 1.16%), 3.70%, 05/06/30(b)		1,035	1,188,946
(Secured Overnight Financing Rate + 1.51%), 2.74%, 10/15/30(b)		800	858,270
(3 mo. LIBOR US + 1.36%), 3.88%, 07/24/38(b)		190	223,127
(Secured Overnight Financing Rate + 2.46%), 3.11%, 04/22/41(b)		330	356,429
4.95%, 06/01/45		970	1,304,955
Lloyds Banking Group PLC
3.00%, 01/11/22		200	206,798
(1 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 1.10%), 1.33%, 06/15/23(b)		905	910,268
(3 mo. LIBOR US + 0.81%), 2.91%, 11/07/23(b)		200	208,132
4.58%, 12/10/25		675	749,299
(1 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 1.00%), 2.44%, 02/05/26(b)		200	206,569
Mitsubishi UFJ Financial Group, Inc.
2.19%, 09/13/21		1,150	1,170,292
3.22%, 03/07/22		575	599,788
2.62%, 07/18/22		1,015	1,054,259

Security		Par (000)	Value

Banks (continued)
Mitsubishi UFJ Financial Group, Inc. 2.67%, 07/25/22	USD	218	$226,598
3.76%, 07/26/23		1,100	1,193,348
PNC Financial Services Group, Inc., 3.45%, 04/23/29		694	797,939
Royal Bank of Canada 3.20%, 04/30/21		552	565,231
3.70%, 10/05/23		272	297,181
Royal Bank of Scotland Group PLC
3.88%, 09/12/23		390	420,476
6.00%, 12/19/23		348	389,811
(1 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 2.15%), 2.36%, 05/22/24(b)		410	420,924
5.13%, 05/28/24		460	503,188
(3 mo. LIBOR US + 1.76%), 4.27%, 03/22/25(b)		460	500,344
(1 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 2.55%), 3.07%, 05/22/28(b)		695	731,474
(3 mo. LIBOR US + 1.75%), 4.89%, 05/18/29(b)		432	508,680
Santander UK Group Holdings PLC, (3 mo. LIBOR US + 1.40%), 3.82%, 11/03/28(b)		472	520,184
Santander UK PLC
2.13%, 11/03/20		750	754,163
5.00%, 11/07/23(a)		617	672,098
Standard Chartered PLC, (3 mo. LIBOR US + 1.21%), 2.82%, 01/30/26(a)(b)		934	953,909
Sumitomo Mitsui Financial Group, Inc.
2.35%, 01/15/25		520	543,458
3.54%, 01/17/28		1,050	1,171,331
Svenska Handelsbanken AB, 3.35%, 05/24/21		500	512,697
U.S. Bancorp
3.10%, 04/27/26		59	65,457
2.38%, 07/22/26		51	55,332
3.00%, 07/30/29		97	105,446
U.S. Bank N.A., 3.00%, 02/04/21		323	327,318
UBS AG, 1.75%, 04/21/22(a)		850	866,253
Wells Fargo & Co.
4.13%, 08/15/23		350	380,108
(3 mo. LIBOR US + 1.31%), 3.58%, 05/22/28(b)		2,310	2,563,810
5.61%, 01/15/44		327	451,026
4.65%, 11/04/44		405	500,807
4.40%, 06/14/46		285	339,832
4.75%, 12/07/46		189	242,225
(3 mo. LIBOR US + 4.24%), 5.01%, 04/04/51(b)		20	27,760

			76,994,720

Beverages — 1.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36		665	783,419
4.90%, 02/01/46		675	825,988
Anheuser-Busch InBev Worldwide, Inc.
4.15%, 01/23/25		195	221,277
4.75%, 01/23/29		845	1,021,008
4.95%, 01/15/42		20	23,888
4.60%, 04/15/48		120	140,474
4.44%, 10/06/48		785	905,627
5.55%, 01/23/49		1,124	1,498,505
4.75%, 04/15/58		575	694,460
5.80%, 01/23/59		179	254,731
Fomento Economico Mexicano SAB de CV, 3.50%, 01/16/50		530	545,879

			6,915,256

2

Schedule of Investments (unaudited) (continued) June 30, 2020	BATS: Series C Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Biotechnology — 2.3%
AbbVie, Inc. 3.45%, 03/15/22(a)	USD	3,180	$3,307,391
2.85%, 05/14/23		1,000	1,054,664
3.80%, 03/15/25(a)		650	721,185
3.60%, 05/14/25		740	818,272
2.95%, 11/21/26(a)		230	250,159
3.20%, 11/21/29(a)		490	539,192
4.05%, 11/21/39(a)		180	210,503
4.40%, 11/06/42		795	951,480
4.45%, 05/14/46		1,043	1,272,697
4.88%, 11/14/48		605	794,512
4.25%, 11/21/49(a)		273	330,922
Baxalta, Inc., 4.00%, 06/23/25		283	320,763
Gilead Sciences, Inc. 4.80%, 04/01/44		104	140,645
4.50%, 02/01/45		323	420,006
4.75%, 03/01/46		271	366,255
4.15%, 03/01/47		325	413,375

			11,912,021

Capital Markets — 4.7%
Bank of New York Mellon Corp. 2.20%, 08/16/23		1,125	1,175,960
3.00%, 10/30/28		80	87,807
CME Group, Inc., 5.30%, 09/15/43		14	20,512
Credit Agricole SA 3.75%, 04/24/23(a)		275	294,288
3.25%, 01/14/30(a)		630	675,972
Credit Suisse AG 3.00%, 10/29/21		405	418,642
2.10%, 11/12/21		404	412,449
3.63%, 09/09/24		575	635,136
Credit Suisse Group AG
(3 mo. LIBOR US + 1.24%), 4.21%, 06/12/24(a)(b)		820	881,216
(Secured Overnight Financing Rate + 2.04%), 2.19%, 06/05/26(a)(b)		2,305	2,334,499
(Secured Overnight Financing Rate + 3.73%), 4.19%, 04/01/31(a)(b)		765	871,989
Credit Suisse Group Funding Guernsey Ltd. 3.45%, 04/16/21		1,350	1,382,010
3.80%, 06/09/23		547	588,956
Deutsche Bank AG 3.13%, 01/13/21		845	849,167
4.25%, 02/04/21		925	935,438
4.25%, 10/14/21		180	184,682
Goldman Sachs Group, Inc. 3.50%, 04/01/25		1,080	1,184,228
4.25%, 10/21/25		860	968,095
(3 mo. LIBOR US + 1.16%), 3.81%, 04/23/29(b)		195	220,438
(3 mo. LIBOR US + 1.30%), 4.22%, 05/01/29(b)		540	628,283
(3 mo. LIBOR US + 1.43%), 4.41%, 04/23/39(b)		449	540,707
5.15%, 05/22/45		575	756,994
Intercontinental Exchange, Inc., 4.25%, 09/21/48		270	343,254
Morgan Stanley
(Secured Overnight Financing Rate + 1.15%), 2.72%, 07/22/25(b)		425	450,913
(Secured Overnight Financing Rate + 1.99%), 2.19%, 04/28/26(b)		380	395,660
3.63%, 01/20/27		1,270	1,433,882
3.95%, 04/23/27		448	504,215
(Secured Overnight Financing Rate + 1.14%), 2.70%, 01/22/31(b)		1,756	1,860,106

Security		Par (000)	Value

Capital Markets (continued)
Morgan Stanley
(Secured Overnight Financing Rate + 3.12%), 3.62%, 04/01/31(b)	USD	645	$736,831
(3 mo. LIBOR US + 1.43%), 4.46%, 04/22/39(b)		156	196,669
4.30%, 01/27/45		705	887,248
Northern Trust Corp., 3.95%, 10/30/25		69	79,614
State Street Corp.
(Secured Overnight Financing Rate + 2.69%), 2.83%, 03/30/23(a)(b)		810	840,450
(3 mo. LIBOR US + 0.77%), 3.78%, 12/03/24(b)		490	540,041
UBS Group AG, 3.00%, 04/15/21(a)		338	344,677

			24,661,028

Chemicals — 1.1%
Air Liquide Finance SA 2.25%, 09/27/23(a)		274	285,865
2.50%, 09/27/26(a)		290	313,042
Cabot Corp., 4.00%, 07/01/29		88	90,931
Dow Chemical Co., 3.15%, 05/15/24		1,480	1,581,226
DuPont de Nemours, Inc. 2.17%, 05/01/23		490	499,573
5.32%, 11/15/38		290	367,681
5.42%, 11/15/48		115	151,476
LYB International Finance BV, 4.88%, 03/15/44		22	25,960
LYB International Finance III LLC 2.88%, 05/01/25		1,155	1,229,974
4.20%, 10/15/49		46	49,479
Sherwin-Williams Co. 2.75%, 06/01/22		7	7,230
3.13%, 06/01/24		680	730,623
2.30%, 05/15/30		150	153,108
4.50%, 06/01/47		49	59,651
3.30%, 05/15/50		115	116,633

			5,662,452

Commercial Services & Supplies — 0.6%
Aviation Capital Group LLC, 6.75%, 04/06/21(a)		1,575	1,579,110
GATX Corp., 4.35%, 02/15/24		510	555,663
Republic Services, Inc., 3.95%, 05/15/28		800	934,232

			3,069,005

Communications Equipment — 0.3%
Motorola Solutions, Inc., 4.60%, 05/23/29		1,390	1,604,052

Consumer Finance — 1.9%
Ally Financial, Inc. 5.13%, 09/30/24		67	72,352
8.00%, 11/01/31		154	198,710
American Express Co. 2.50%, 08/01/22		470	486,752
3.40%, 02/27/23		570	609,813
2.50%, 07/30/24		390	412,789
Capital One Bank USA N.A., 3.38%, 02/15/23		250	263,185
Capital One Financial Corp. 3.75%, 07/28/26		173	189,035
3.80%, 01/31/28		566	630,136
Ford Motor Credit Co. LLC 3.34%, 03/28/22		855	826,956
5.11%, 05/03/29		620	602,535
General Motors Financial Co., Inc. 3.45%, 01/14/22		545	553,929
3.15%, 06/30/22		95	96,650
5.20%, 03/20/23		635	678,635
5.10%, 01/17/24		81	86,581
2.90%, 02/26/25		587	584,659

3

Schedule of Investments (unaudited) (continued) June 30, 2020	BATS: Series C Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Consumer Finance (continued)
General Motors Financial Co., Inc. 4.35%, 04/09/25	USD	1,230	$1,296,041
2.75%, 06/20/25		850	839,550
4.35%, 01/17/27		957	990,211
Synchrony Financial 2.85%, 07/25/22		215	218,673
4.38%, 03/19/24		200	209,341
Toyota Motor Credit Corp., 2.15%, 02/13/30		385	404,938

			10,251,471

Containers & Packaging — 0.1%
International Paper Co. 4.40%, 08/15/47		190	223,865
4.35%, 08/15/48		200	235,982

			459,847

Diversified Financial Services — 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.50%, 05/15/21		1,611	1,621,088
5.00%, 10/01/21		674	681,606
4.45%, 04/03/26		399	377,673
3.65%, 07/21/27		1,400	1,239,615
GE Capital Funding LLC, 3.45%, 05/15/25(a)		1,240	1,299,140
GE Capital International Funding Co., 4.42%, 11/15/35		1,081	1,099,110

			6,318,232

Diversified Telecommunication Services — 4.0%
AT&T Inc. 3.00%, 02/15/22		1,500	1,561,776
3.95%, 01/15/25		441	493,549
3.40%, 05/15/25		2,485	2,730,913
3.60%, 07/15/25		305	338,818
3.88%, 01/15/26		592	666,978
3.80%, 02/15/27		305	343,513
4.50%, 05/15/35		2,460	2,919,280
5.25%, 03/01/37		400	494,580
5.35%, 09/01/40		384	482,768
5.15%, 03/15/42		400	499,282
4.80%, 06/15/44		209	247,506
4.75%, 05/15/46		583	698,924
5.15%, 11/15/46		5	6,193
Telefonica Emisiones SAU 4.67%, 03/06/38		255	305,183
4.90%, 03/06/48		315	379,950
Verizon Communications, Inc. 3.38%, 02/15/25		459	510,703
3.88%, 02/08/29		500	590,949
4.50%, 08/10/33		550	685,108
4.27%, 01/15/36		2,095	2,590,864
5.25%, 03/16/37		745	997,377
4.81%, 03/15/39		780	1,018,896
3.85%, 11/01/42		950	1,158,396
4.86%, 08/21/46		190	258,012
4.52%, 09/15/48		625	826,756
5.01%, 04/15/49		135	188,284

			20,994,558

Electric Utilities — 5.9%
AEP Transmission Co. LLC, 3.80%, 06/15/49		90	106,105
American Transmission Systems, Inc., 5.25%, 01/15/22(a)		400	423,663
Baltimore Gas & Electric Co. 3.50%, 08/15/46		500	558,800
3.20%, 09/15/49		250	266,082

Security		Par (000)	Value

Electric Utilities (continued)
Baltimore Gas & Electric Co. 2.90%, 06/15/50	USD	20	$20,451
DTE Electric Co. 3.70%, 03/15/45		143	164,465
3.95%, 03/01/49		170	206,844
Series A, 4.05%, 05/15/48		186	228,468
Duke Energy Carolinas LLC 2.45%, 08/15/29		318	341,521
3.75%, 06/01/45		420	489,865
3.20%, 08/15/49		506	564,084
Duke Energy Corp., 2.65%, 09/01/26		196	212,652
Duke Energy Florida LLC 2.50%, 12/01/29		1,335	1,442,925
4.20%, 07/15/48		460	579,636
Duke Energy Progress LLC 3.70%, 09/01/28		690	801,454
6.30%, 04/01/38		48	71,859
4.15%, 12/01/44		110	134,261
3.70%, 10/15/46		70	81,696
3.60%, 09/15/47		400	460,824
Entergy Arkansas LLC, 3.70%, 06/01/24		788	868,397
Entergy Corp. 4.00%, 07/15/22		700	742,964
2.80%, 06/15/30		475	501,953
Exelon Corp. 2.45%, 04/15/21		2,000	2,027,548
4.70%, 04/15/50		75	95,425
Exelon Generation Co. LLC, 4.25%, 06/15/22		1,630	1,726,814
FirstEnergy Corp. 2.85%, 07/15/22		970	1,005,945
3.90%, 07/15/27		150	169,691
2.65%, 03/01/30		550	574,075
7.38%, 11/15/31		284	414,772
3.40%, 03/01/50		360	380,130
Florida Power & Light Co. 2.85%, 04/01/25		205	224,632
5.95%, 02/01/38		800	1,216,107
Interstate Power & Light Co., 3.25%, 12/01/24		350	379,863
Kentucky Utilities Co., 5.13%, 11/01/40		375	490,169
MidAmerican Energy Co., 4.25%, 07/15/49		850	1,096,470
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28(a)		525	598,484
NextEra Energy Capital Holdings, Inc. 3.15%, 04/01/24		143	155,293
2.75%, 05/01/25		825	892,900
3.55%, 05/01/27		115	130,359
2.75%, 11/01/29		1,100	1,183,544
2.25%, 06/01/30		1,160	1,194,680
Northern States Power Co., 2.60%, 06/01/51		300	305,247
Ohio Power Co. 2.60%, 04/01/30		155	166,411
6.60%, 03/01/33		675	964,732
4.00%, 06/01/49		225	272,773
Oncor Electric Delivery Co. LLC 3.70%, 11/15/28		590	692,149
5.30%, 06/01/42		660	917,315
3.75%, 04/01/45		350	419,178
3.70%, 05/15/50(a)		480	578,130
PPL Electric Utilities Corp., 3.95%, 06/01/47		220	266,578
Progress Energy, Inc., 3.15%, 04/01/22		960	995,694
Public Service Co. of Colorado, 2.70%, 01/15/51		416	425,895

4

Schedule of Investments (unaudited) (continued) June 30, 2020	BATS: Series C Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Electric Utilities (continued)
Southern California Edison Co.
2.25%, 06/01/30	USD	265	$267,570
4.00%, 04/01/47		148	168,652
4.88%, 03/01/49		297	388,443
3.65%, 02/01/50		165	181,080
Tampa Electric Co., 4.30%, 06/15/48		182	229,860
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/25(a)		407	456,864
Wisconsin Electric Power Co., 2.05%, 12/15/24		241	253,730

			31,176,171

Electrical Equipment — 0.1%
Carrier Global Corp., 2.24%, 02/15/25(a)		360	368,070
Otis Worldwide Corp., 2.57%, 02/15/30(a)		375	393,999

			762,069

Energy Equipment & Services — 0.2%
Halliburton Co.
3.80%, 11/15/25		78	84,250
2.92%, 03/01/30		810	768,285

			852,535

Equity Real Estate Investment Trusts (REITs) — 3.9%
Alexandria Real Estate Equities, Inc.
3.80%, 04/15/26		365	409,448
2.75%, 12/15/29		317	338,161
4.90%, 12/15/30		595	741,080
4.85%, 04/15/49		265	347,340
American Tower Corp.
2.25%, 01/15/22		965	989,053
4.70%, 03/15/22		525	561,244
5.00%, 02/15/24		430	490,391
3.38%, 05/15/24		23	24,971
2.40%, 03/15/25		1,016	1,072,608
2.75%, 01/15/27		1,015	1,090,080
3.95%, 03/15/29		215	244,713
3.80%, 08/15/29		240	271,626
AvalonBay Communities, Inc.
3.45%, 06/01/25		110	122,690
2.30%, 03/01/30		370	388,731
Boston Properties LP, 4.50%, 12/01/28		500	598,002
Camden Property Trust, 2.80%, 05/15/30		370	400,273
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23		1,000	1,080,027
Crown Castle International Corp.
3.40%, 02/15/21		1,453	1,475,776
2.25%, 09/01/21		1,765	1,779,739
5.25%, 01/15/23		807	897,996
1.35%, 07/15/25		460	463,278
3.65%, 09/01/27		356	397,840
4.30%, 02/15/29		305	353,679
3.10%, 11/15/29		460	493,115
3.30%, 07/01/30		115	126,483
4.15%, 07/01/50		30	35,157
Duke Realty LP
2.88%, 11/15/29		1,582	1,723,608
3.05%, 03/01/50		250	260,907
Equinix, Inc.
2.90%, 11/18/26		913	984,141
3.00%, 07/15/50		125	121,051
ERP Operating LP, 4.15%, 12/01/28		575	681,106
Healthpeak Properties, Inc., 3.00%, 01/15/30		279	291,631
Mid-America Apartments LP, 3.60%, 06/01/27		173	191,968
Prologis LP, 2.25%, 04/15/30		360	379,079
Realty Income Corp., 3.25%, 06/15/29		524	566,352

Security		Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Simon Property Group LP, 3.25%, 09/13/49	USD	380	$354,292
UDR, Inc., 3.00%, 08/15/31		64	68,263

			20,815,899

Food & Staples Retailing — 2.1%
CVS Health Corp.
4.00%, 12/05/23		1,000	1,096,922
4.10%, 03/25/25		400	452,377
4.30%, 03/25/28		3,135	3,666,598
4.78%, 03/25/38		280	347,929
5.30%, 12/05/43		200	261,554
5.13%, 07/20/45		496	639,096
5.05%, 03/25/48		632	827,852
Kroger Co., 4.45%, 02/01/47		285	349,368
Walmart, Inc.
2.65%, 12/15/24		691	749,878
3.55%, 06/26/25		273	309,573
3.70%, 06/26/28		1,365	1,616,373
3.63%, 12/15/47		505	621,611

			10,939,131

Food Products — 0.4%
Cargill, Inc., 1.38%, 07/23/23(a)		495	503,542
General Mills, Inc.
3.20%, 04/16/21		145	148,112
3.70%, 10/17/23		240	261,129
4.20%, 04/17/28		93	110,088
2.88%, 04/15/30		40	43,551
4.70%, 04/17/48		90	119,430
Kraft Heinz Foods Co., 3.00%, 06/01/26		710	715,594
Mondelez International, Inc., 2.13%, 04/13/23		190	196,789

			2,098,235

Health Care Equipment & Supplies — 1.4%
Abbott Laboratories
3.75%, 11/30/26		566	658,526
4.75%, 11/30/36		385	521,541
4.75%, 04/15/43		117	156,849
Becton Dickinson and Co.
(3 mo. LIBOR US + 1.03%), 1.35%, 06/06/22(c)		1,525	1,528,876
3.73%, 12/15/24		1,305	1,439,602
3.70%, 06/06/27		1,384	1,546,910
3.79%, 05/20/50		150	166,602
Medtronic, Inc.
3.15%, 03/15/22		963	1,009,696
4.63%, 03/15/45		130	175,082

			7,203,684

Health Care Providers & Services — 2.7%
Aetna, Inc.
2.75%, 11/15/22		1,424	1,483,246
2.80%, 06/15/23		350	368,981
3.50%, 11/15/24		656	710,852
Anthem, Inc.
4.35%, 08/15/20		700	703,081
2.38%, 01/15/25		35	37,147
2.25%, 05/15/30		294	301,611
4.65%, 01/15/43		47	58,981
5.10%, 01/15/44		318	418,715
4.38%, 12/01/47		350	435,500
3.70%, 09/15/49		341	387,937
3.13%, 05/15/50		190	196,552
Centene Corp.
4.25%, 12/15/27		315	325,052
3.38%, 02/15/30		220	222,136

5

Schedule of Investments (unaudited) (continued) June 30, 2020	BATS: Series C Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Health Care Providers & Services (continued)
Cigna Corp. 3.20%, 09/17/20	USD	1,870	$1,880,450
4.90%, 12/15/48		300	395,434
3.40%, 03/15/50		105	112,995
HCA, Inc. 5.25%, 06/15/26		430	496,789
4.50%, 02/15/27		389	433,724
5.50%, 06/15/47		630	767,209
5.25%, 06/15/49		240	287,536
UnitedHealth Group, Inc. 3.75%, 07/15/25		770	877,281
3.50%, 08/15/39		499	580,253
2.75%, 05/15/40		215	230,165
4.63%, 11/15/41		645	846,156
4.75%, 07/15/45		382	514,518
4.25%, 06/15/48		255	325,955
3.70%, 08/15/49		550	650,685
2.90%, 05/15/50		95	100,322
3.88%, 08/15/59		41	50,229

			14,199,492

Hotels, Restaurants & Leisure — 0.2%
McDonald’s Corp. 4.88%, 12/09/45		748	957,200
4.45%, 03/01/47		205	249,455

			1,206,655

Household Durables — 0.2%
Panasonic Corp., 2.54%, 07/19/22(a)		1,220	1,255,192

Industrial Conglomerates — 0.8%
General Electric Co. 2.70%, 10/09/22		570	592,255
3.10%, 01/09/23		785	822,126
3.45%, 05/01/27		305	312,172
6.75%, 03/15/32		208	253,043
6.15%, 08/07/37		205	238,923
4.13%, 10/09/42		29	27,688
4.35%, 05/01/50		590	583,513
Honeywell International, Inc., 2.70%, 08/15/29		315	347,341
Jabil, Inc., 3.60%, 01/15/30		355	371,756
Tyco Electronics Group SA, 3.50%, 02/03/22		600	623,825

			4,172,642

Insurance — 1.0%
Allstate Corp., Series B, (3 mo. LIBOR US + 2.94%), 5.75%, 08/15/53(b)		788	814,036
Aon PLC 4.00%, 11/27/23		1,760	1,923,761
3.50%, 06/14/24		30	32,578
Hartford Financial Services Group, Inc., 4.30%, 04/15/43		115	132,292
Marsh & McLennan Cos., Inc. 3.75%, 03/14/26		600	679,939
2.25%, 11/15/30		265	275,004
4.90%, 03/15/49		295	398,237
Prudential Financial, Inc., 4.35%, 02/25/50		425	510,302
Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39(a)		90	135,308
Travelers Cos., Inc. 4.30%, 08/25/45		216	274,371
2.55%, 04/27/50		40	39,790

			5,215,618

Security		Par (000)	Value

Internet & Direct Marketing Retail — 0.8%
Amazon.com, Inc. 3.15%, 08/22/27	USD	1,955	$2,237,462
4.05%, 08/22/47		250	325,222
2.50%, 06/03/50		250	256,655
2.70%, 06/03/60		250	254,298
Booking Holdings, Inc., 4.10%, 04/13/25		405	454,563
Expedia Group, Inc. 6.25%, 05/01/25(a)		235	250,339
3.25%, 02/15/30		385	358,953

			4,137,492

IT Services — 1.8%
Fidelity National Information Services, Inc. 3.50%, 04/15/23		330	353,303
3.00%, 08/15/26		119	131,852
Fiserv, Inc. 3.80%, 10/01/23		1,100	1,201,862
2.75%, 07/01/24		170	181,274
4.40%, 07/01/49		486	591,503
Global Payments, Inc. 4.00%, 06/01/23		1,395	1,512,271
2.65%, 02/15/25		350	370,757
3.20%, 08/15/29		295	316,015
4.15%, 08/15/49		500	574,954
International Business Machines Corp. 3.30%, 05/15/26		130	146,077
1.95%, 05/15/30		598	611,661
4.15%, 05/15/39		376	455,265
4.00%, 06/20/42		205	246,551
4.25%, 05/15/49		1,335	1,699,735
2.95%, 05/15/50		125	128,261
Mastercard, Inc. 3.65%, 06/01/49		30	36,071
3.85%, 03/26/50		276	343,342
PayPal Holdings, Inc. 1.65%, 06/01/25		315	325,630
3.25%, 06/01/50		155	167,848
Visa, Inc., 3.65%, 09/15/47		30	36,450

			9,430,682

Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc., 2.60%, 10/01/29		630	680,296

Machinery — 0.3%
Deere & Co. 2.75%, 04/15/25		670	731,647
3.75%, 04/15/50		135	166,078
John Deere Capital Corp., 2.65%, 06/24/24		215	231,144
PACCAR Financial Corp., 2.65%, 04/06/23		470	496,034

			1,624,903

Media — 2.9%
Charter Communications Operating LLC/Charter Communications Operating Capital 6.38%, 10/23/35		255	336,976
6.48%, 10/23/45		1,975	2,611,437
5.13%, 07/01/49		458	528,948
4.80%, 03/01/50		200	221,364
3.70%, 04/01/51		300	294,245
Comcast Corp. 3.70%, 04/15/24		15	16,602
3.95%, 10/15/25		400	458,379
4.15%, 10/15/28		635	761,223
4.25%, 01/15/33		620	760,634
6.50%, 11/15/35		125	190,129

6

Schedule of Investments (unaudited) (continued) June 30, 2020	BATS: Series C Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media (continued)
Comcast Corp.
4.60%, 10/15/38	USD	428	$544,264
3.75%, 04/01/40		115	134,652
4.65%, 07/15/42		130	167,452
4.50%, 01/15/43		225	287,906
4.60%, 08/15/45		254	326,534
3.40%, 07/15/46		490	544,357
3.97%, 11/01/47		314	372,302
4.00%, 03/01/48		430	522,869
4.70%, 10/15/48		499	671,116
2.80%, 01/15/51		615	630,673
4.95%, 10/15/58		475	675,582
Cox Communications, Inc., 3.25%, 12/15/22(a)		1,005	1,059,099
Discovery Communications LLC
2.95%, 03/20/23		182	191,207
3.80%, 03/13/24		500	535,842
3.45%, 03/15/25		64	69,852
5.20%, 09/20/47		200	232,684
Fox Corp.
3.05%, 04/07/25		125	135,278
5.58%, 01/25/49		230	320,038
Grupo Televisa SAB, 6.63%, 01/15/40		505	650,661
Interpublic Group of Cos., Inc.
3.50%, 10/01/20		115	115,762
3.75%, 10/01/21		85	88,125
4.75%, 03/30/30		525	619,032
5.40%, 10/01/48		45	49,608
Time Warner Cable LLC, 4.50%, 09/15/42		137	145,864
ViacomCBS, Inc., 3.88%, 04/01/24		225	242,106

			15,512,802

Metals & Mining — 0.2%
Barrick Gold Corp., 5.25%, 04/01/42		184	242,472
BHP Billiton Finance USA Ltd., 5.00%, 09/30/43		118	163,185
Newmont Corp.
2.80%, 10/01/29		80	84,369
2.25%, 10/01/30		200	202,693
Nucor Corp.
2.00%, 06/01/25		150	155,334
4.40%, 05/01/48		63	76,363
Southern Copper Corp., 5.88%, 04/23/45		225	287,086
Steel Dynamics, Inc., 2.40%, 06/15/25		70	72,093

			1,283,595

Multiline Retail — 0.3%
Target Corp., 2.25%, 04/15/25		1,313	1,404,267

Multi-Utilities — 2.1%
Alliant Energy Finance LLC, 3.75%, 06/15/23(a)		610	654,340
CMS Energy Corp.
5.05%, 03/15/22		1,644	1,733,148
3.00%, 05/15/26		310	336,232
Consumers Energy Co., 2.50%, 05/01/60		425	408,845
NiSource, Inc.
3.60%, 05/01/30		175	200,447
5.25%, 02/15/43		55	70,703
4.38%, 05/15/47		364	439,091
Sempra Energy
2.85%, 11/15/20		2,150	2,163,235
3.40%, 02/01/28		1,725	1,887,188
Virginia Electric & Power Co.
2.88%, 07/15/29		180	197,806
6.00%, 01/15/36		626	864,529
4.00%, 01/15/43		260	309,339

Security		Par (000)	Value

Multi-Utilities (continued)
Virginia Electric & Power Co.
4.60%, 12/01/48	USD	530	$698,019
3.30%, 12/01/49		1,111	1,231,233

			11,194,155

Oil, Gas & Consumable Fuels — 8.8%
BP Capital Markets America, Inc.
2.94%, 04/06/23		549	580,547
3.19%, 04/06/25		1,160	1,263,596
3.59%, 04/14/27		250	276,258
3.94%, 09/21/28		46	52,673
4.23%, 11/06/28		394	457,806
BP Capital Markets PLC, 3.28%, 09/19/27		117	127,246
Cameron LNG LLC, 3.30%, 01/15/35(a)		590	650,496
Cheniere Corpus Christi Holdings LLC, 5.88%, 03/31/25		720	806,956
Chevron Corp., 1.55%, 05/11/25		1,230	1,264,867
Cimarex Energy Co.
4.38%, 06/01/24		310	327,011
3.90%, 05/15/27		889	899,460
Concho Resources, Inc.
4.38%, 01/15/25		475	490,243
3.75%, 10/01/27		635	676,472
4.30%, 08/15/28		293	321,580
4.88%, 10/01/47		118	132,353
4.85%, 08/15/48		275	310,411
Devon Energy Corp.
5.60%, 07/15/41		96	93,719
4.75%, 05/15/42		140	122,760
Diamondback Energy, Inc.
2.88%, 12/01/24		570	570,329
4.75%, 05/31/25		20	21,401
3.50%, 12/01/29		1,150	1,113,855
El Paso Natural Gas Co. LLC, 8.63%, 01/15/22		485	532,864
Enbridge, Inc.
3.13%, 11/15/29		1,054	1,104,748
(3 mo. LIBOR US + 3.64%), 6.25%, 03/01/78(b)		780	768,300
Energy Transfer Operating LP
4.90%, 02/01/24		730	788,669
2.90%, 05/15/25		1,210	1,236,177
4.20%, 04/15/27		394	411,909
6.50%, 02/01/42		560	606,612
5.30%, 04/15/47		84	81,142
6.00%, 06/15/48		82	85,049
6.25%, 04/15/49		920	975,303
Energy Transfer Partners LP/Regency Energy Finance Corp., 5.00%, 10/01/22		890	947,479
Enterprise Products Operating LLC
5.95%, 02/01/41		196	251,062
5.70%, 02/15/42		164	200,847
4.45%, 02/15/43		1,044	1,156,601
4.25%, 02/15/48		229	252,563
4.80%, 02/01/49		406	484,272
4.20%, 01/31/50		90	100,418
EOG Resources, Inc.
4.38%, 04/15/30		225	268,434
4.95%, 04/15/50		85	108,424
Exxon Mobil Corp.
2.99%, 03/19/25		700	760,049
3.45%, 04/15/51		63	69,768
Hess Corp.
5.60%, 02/15/41		642	674,396
5.80%, 04/01/47		396	430,399

7

Schedule of Investments (unaudited) (continued) June 30, 2020	BATS: Series C Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Kinder Morgan Energy Partners LP
7.30%, 08/15/33	USD	800	$1,055,389
5.00%, 03/01/43		150	166,710
Kinder Morgan, Inc.
6.50%, 09/15/20		925	935,209
5.00%, 02/15/21(a)		1,110	1,133,859
3.15%, 01/15/23		1,500	1,571,128
5.05%, 02/15/46		800	920,514
Marathon Oil Corp.
2.80%, 11/01/22		1,395	1,405,352
4.40%, 07/15/27		1,284	1,263,282
Marathon Petroleum Corp.
4.50%, 05/01/23		1,565	1,686,615
4.75%, 09/15/44		251	261,657
MPLX LP
(3 mo. LIBOR US + 0.90%), 1.21%, 09/09/21(c)		170	168,652
6.25%, 10/15/22		336	339,868
3.50%, 12/01/22		70	72,930
4.13%, 03/01/27		1,150	1,225,004
4.25%, 12/01/27		180	195,150
Newfield Exploration Co., 5.38%, 01/01/26		335	313,705
Noble Energy, Inc.
5.05%, 11/15/44		88	80,118
4.95%, 08/15/47		516	460,497
4.20%, 10/15/49		114	94,015
Occidental Petroleum Corp.
2.70%, 08/15/22		310	288,594
2.90%, 08/15/24		880	751,942
7.88%, 09/15/31		225	213,048
4.50%, 07/15/44		170	117,300
4.63%, 06/15/45		30	21,000
Ovintiv, Inc., 6.63%, 08/15/37		70	60,936
Sabine Pass Liquefaction LLC, 4.20%, 03/15/28		475	509,892
Shell International Finance BV, 3.50%, 11/13/23		1,585	1,724,353
Spectra Energy Partners LP, 3.38%, 10/15/26		880	946,874
Sunoco Logistics Partners Operations LP
5.35%, 05/15/45		902	883,462
5.40%, 10/01/47		880	880,452
Texas Eastern Transmission LP, 2.80%, 10/15/22(a)		750	763,323
Transcontinental Gas Pipe Line Co. LLC, 4.00%, 03/15/28		265	296,680
Valero Energy Corp.
2.70%, 04/15/23		820	850,772
2.85%, 04/15/25		210	221,608
4.00%, 04/01/29		88	97,889
Williams Cos., Inc., 4.50%, 11/15/23		1,300	1,424,738

			46,258,041

Paper & Forest Products — 0.3%
Celulosa Arauco y Constitucion SA, 5.50%, 04/30/49(a)		270	278,437
Georgia-Pacific LLC
5.40%, 11/01/20(a)		865	878,779
1.75%, 09/30/25(a)		657	677,782

			1,834,998

Pharmaceuticals — 2.0%
Bayer U.S. Finance II LLC, 3.88%, 12/15/23(a)		1,025	1,123,942
Bristol-Myers Squibb Co., 2.90%, 07/26/24(a)		250	270,435
Johnson & Johnson, 3.55%, 03/01/36		452	534,692
Merck & Co., Inc., 3.70%, 02/10/45		19	22,691
Pfizer, Inc.
2.63%, 04/01/30		185	203,800
3.90%, 03/15/39		38	46,798
2.55%, 05/28/40		150	155,189

Security		Par (000)	Value

Pharmaceuticals (continued)
Pfizer, Inc.
2.70%, 05/28/50	USD	820	$849,160
Sanofi, 3.63%, 06/19/28		60	70,536
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/21		3,430	3,496,808
2.88%, 09/23/23		1,445	1,531,443
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28		425	526,509
3.18%, 07/09/50		435	433,589
Teva Pharmaceutical Finance IV BV, 3.65%, 11/10/21		514	511,864
Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 07/21/21		108	106,292
Upjohn, Inc., 1.65%, 06/22/25(a)		255	260,006
Wyeth LLC, 5.95%, 04/01/37		369	538,726

			10,682,480

Road & Rail — 2.4%
Burlington Northern Santa Fe LLC
5.75%, 05/01/40		500	705,355
4.40%, 03/15/42		235	293,390
4.90%, 04/01/44		60	80,196
4.15%, 12/15/48		240	300,404
Canadian Pacific Railway Co., 2.05%, 03/05/30		125	127,934
CSX Corp.
3.25%, 06/01/27		195	217,897
3.80%, 03/01/28		480	551,548
4.25%, 03/15/29		135	160,430
4.30%, 03/01/48		105	131,022
4.75%, 11/15/48		71	94,263
3.80%, 04/15/50		20	23,698
Norfolk Southern Corp.
3.80%, 08/01/28		875	1,006,146
3.94%, 11/01/47		170	200,045
4.15%, 02/28/48		140	170,954
3.40%, 11/01/49		100	108,923
3.05%, 05/15/50		120	123,554
4.05%, 08/15/52		36	43,048
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.38%, 02/01/22(a)		1,000	1,025,828
3.45%, 07/01/24(a)		1,065	1,126,676
4.00%, 07/15/25(a)		2,570	2,810,957
Ryder System, Inc.
2.88%, 09/01/20		1,000	1,001,303
2.80%, 03/01/22		70	71,959
Union Pacific Corp.
4.05%, 03/01/46		355	422,218
4.50%, 09/10/48		215	276,968
3.80%, 10/01/51		164	195,093
3.95%, 08/15/59		159	186,309
3.84%, 03/20/60		894	1,033,134
3.75%, 02/05/70		130	144,808

			12,634,060

Semiconductors & Semiconductor Equipment — 3.3%
Analog Devices, Inc.
2.95%, 01/12/21		1,145	1,159,729
2.50%, 12/05/21		340	348,284
2.95%, 04/01/25		155	167,916
Applied Materials, Inc., 3.30%, 04/01/27		705	804,591
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27		2,503	2,704,782
Broadcom, Inc.
2.25%, 11/15/23(a)		790	816,238
4.70%, 04/15/25(a)		1,170	1,318,326

8

Schedule of Investments (unaudited) (continued) June 30, 2020	BATS: Series C Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Semiconductors & Semiconductor Equipment (continued)
Broadcom, Inc.
3.46%, 09/15/26(a)	USD	1,009	$1,082,083
4.75%, 04/15/29(a)		840	953,513
KLA Corp.
4.65%, 11/01/24		40	45,848
4.10%, 03/15/29		939	1,108,149
5.00%, 03/15/49		60	78,285
3.30%, 03/01/50		445	459,634
Lam Research Corp.
3.75%, 03/15/26		890	1,017,395
4.00%, 03/15/29		946	1,124,269
4.88%, 03/15/49		290	402,131
NVIDIA Corp.
2.20%, 09/16/21		305	311,061
3.50%, 04/01/40		285	332,419
3.50%, 04/01/50		520	594,129
NXP BV/NXP Funding LLC, 5.55%, 12/01/28(a)		70	85,047
NXP BV/NXP Funding LLC/NXP USA, Inc.
4.30%, 06/18/29(a)		1,681	1,907,350
3.40%, 05/01/30(a)		60	64,557
QUALCOMM, Inc., 4.30%, 05/20/47		365	455,272

			17,341,008

Software — 2.1%
Microsoft Corp.
2.88%, 02/06/24		1,600	1,723,566
4.10%, 02/06/37		333	429,381
3.70%, 08/08/46		495	616,416
2.53%, 06/01/50		1,745	1,820,048
Oracle Corp.
2.50%, 04/01/25		2,340	2,506,192
3.85%, 07/15/36		114	133,031
5.38%, 07/15/40		800	1,097,420
4.50%, 07/08/44		300	374,705
4.00%, 07/15/46		172	203,239
4.00%, 11/15/47		1,181	1,377,835
3.85%, 04/01/60		690	807,626

			11,089,459

Specialty Retail — 0.7%
Home Depot, Inc.
4.40%, 03/15/45		215	273,777
4.25%, 04/01/46		335	425,353
3.90%, 06/15/47		140	170,192
4.50%, 12/06/48		240	321,998
3.13%, 12/15/49		150	164,663
3.35%, 04/15/50		280	319,910
Lowe’s Cos., Inc.
4.00%, 04/15/25		620	706,541
3.70%, 04/15/46		445	496,014
4.55%, 04/05/49		684	860,811

			3,739,259

Technology Hardware, Storage & Peripherals — 1.3%
Apple Inc.
2.20%, 09/11/29		25	26,789
3.85%, 05/04/43		481	595,427
4.38%, 05/13/45		775	1,021,800
3.85%, 08/04/46		730	910,040
3.75%, 09/12/47		500	599,739
Dell International LLC/EMC Corp.
4.42%, 06/15/21(a)		45	46,258
6.02%, 06/15/26(a)		1,375	1,576,403
Hewlett Packard Enterprise Co., 3.60%, 10/15/20		125	125,785

Security		Par (000)	Value

Technology Hardware, Storage & Peripherals (continued)
HP, Inc., 2.20%, 06/17/25	USD	1,555	$1,605,013
NetApp, Inc., 1.88%, 06/22/25		410	415,842

			6,923,096

Tobacco — 1.9%
Altria Group, Inc.
2.35%, 05/06/25		360	378,293
4.50%, 05/02/43		75	80,798
5.38%, 01/31/44		637	766,075
5.95%, 02/14/49		880	1,154,201
BAT Capital Corp.
2.76%, 08/15/22		750	776,595
3.22%, 08/15/24		1,874	2,007,028
4.70%, 04/02/27		1,200	1,371,526
4.39%, 08/15/37		170	185,488
Philip Morris International, Inc., 1.50%, 05/01/25		1,100	1,126,082
Reynolds American, Inc.
4.00%, 06/12/22		730	771,237
4.85%, 09/15/23		220	245,058
4.45%, 06/12/25		43	48,450
5.70%, 08/15/35		875	1,075,052
7.00%, 08/04/41		70	85,289

			10,071,172

Trading Companies & Distributors — 0.3%
Air Lease Corp.
2.50%, 03/01/21		905	905,129
3.38%, 06/01/21		540	542,148
3.00%, 02/01/30		135	125,131

			1,572,408

Wireless Telecommunication Services — 1.1%
America Movil SAB de CV, 4.38%, 04/22/49		775	941,558
Rogers Communications, Inc., 3.70%, 11/15/49		339	373,221
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/9Sprint Spectrum Co. III LLC, 3.36%, 09/20/21(a)		106	107,544
T-Mobile USA, Inc.
3.50%, 04/15/25(a)		220	239,446
3.88%, 04/15/30(a)		1,635	1,819,690
4.38%, 04/15/40(a)		175	202,426
4.50%, 04/15/50(a)		545	648,675
Vodafone Group PLC
3.75%, 01/16/24		850	928,297
4.38%, 02/19/43		227	264,188
5.25%, 05/30/48		415	541,965

			6,067,010

Total Corporate Bonds — 88.4% (Cost: $435,745,410)			467,075,410

Foreign Agency Obligations

Norway — 0.3%
Equinor ASA, 2.88%, 04/06/25		1,375	1,483,579

Saudi Arabia — 0.0%
Saudi Arabian Oil Co., 4.25%, 04/16/39(a)		200	223,500

Total Foreign Agency Obligations — 0.3% (Cost: $1,573,020)			1,707,079

Foreign Government Obligations

Chile — 0.2%
Republic of Chile, 3.50%, 01/25/50		910	1,024,888

9

Schedule of Investments (unaudited) (continued) June 30, 2020	BATS: Series C Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Colombia — 0.3%
Republic of Colombia
4.50%, 03/15/29	USD	1,050	$1,149,094
5.20%, 05/15/49		285	333,735
4.13%, 05/15/51		200	201,250

			1,684,079

Indonesia — 0.3%
Republic of Indonesia
4.13%, 01/15/25(a)		350	380,953
3.50%, 01/11/28		975	1,037,766
3.50%, 02/14/50		370	380,863

			1,799,582

Israel — 0.1%
State of Israel, 3.88%, 07/03/50		250	296,406

Mexico — 0.6%
United Mexican States
4.15%, 03/28/27		1,193	1,280,089
4.75%, 03/08/44		923	971,169
4.60%, 02/10/48		600	619,687
5.00%, 04/27/51		355	382,868

			3,253,813

Panama — 0.2%
Republic of Panama
3.16%, 01/23/30		400	430,750
4.30%, 04/29/53		240	286,950
4.50%, 04/01/56		200	245,500

			963,200

Peru — 0.1%
Republic of Peruvian, 2.39%, 01/23/26		760	789,450

Poland — 0.1%
Republic of Poland, 3.25%, 04/06/26		440	494,175

Uruguay — 0.1%
Republic of Uruguay, 4.38%, 10/27/27		315	360,478

Total Foreign Government Obligations — 2.0% (Cost: $9,869,316)			10,666,071

Municipal Bonds

California — 1.1%
City of San Francisco Public Utilities Commission Water Revenue RB, 3.30%, 11/01/39		495	536,758
Los Angeles Department of Water & Power Power System RB, 6.57%, 07/01/45		1,075	1,835,530
State of California, GO, 7.30%, 10/01/39		510	846,177
State of California GO, 7.63%, 03/01/40		1,125	1,955,239
University of California, RB, 3.35%, 07/01/29		550	630,426

			5,804,130

Illinois — 0.3%
Chicago O’Hare International Airport RB, 6.40%, 01/01/40		1,000	1,489,180

New Jersey — 0.0%
New Jersey Transportation Trust Fund Authority RB, 4.13%, 06/15/42		165	153,952

New York — 0.8%
Metropolitan Transportation Authority, New York RB, 7.34%, 11/15/39		1,125	1,821,814

Security		Par (000)	Value

New York (continued)
New York State Dormitory Authority RB, 3.11%, 02/15/39	USD	590	$629,524
Port Authority of New York & New Jersey, RB, 4.46%, 10/01/62		1,300	1,728,142

			4,179,480

Texas — 0.1%
Texas Transportation Commission RB, 2.56%, 04/01/42		210	213,349

Total Municipal Bonds — 2.3% (Cost: $8,843,797)			11,840,091

Preferred Securities

Capital Trusts — 2.1%

Banks — 1.2%
HSBC Holdings PLC
(USD Swap Rate 11:00 am NY 1 + 3.75%), 6.00%(b)(d)		520	516,750
(USD Swap Rate 11:00 am NY 1 + 4.37%), 6.38%(b)(d)		500	513,440
JPMorgan Chase & Co.
(3 mo. LIBOR US + 3.33%), 6.10%(b)(d)		208	212,856
(3 mo. LIBOR US + 3.47%), 4.23%(b)(d)		244	222,113
(3 mo. LIBOR US + 3.78%), 6.75%(b)(d)		925	994,375
Lloyds Banking Group PLC, (5 yr. Swap Semi 30/360 US + 4.50%), 7.50%(b)(d)		380	394,326
Royal Bank of Scotland Group PLC, (5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 5.63%), 6.00%(b)(d)		1,010	1,023,130
U.S. Bancorp, Series J, (3 mo. LIBOR US + 2.91%), 5.30%(b)(d)		1,075	1,085,750
Wells Fargo & Co., (3 mo. LIBOR US + 3.99%), 5.88%(b)(d)		1,125	1,169,291

			6,132,031

Capital Markets — 0.2%
State Street Corp.
(3 mo. LIBOR US + 2.54%), 5.63%(b)(d)		735	711,112
(3 mo. LIBOR US + 3.60%), 5.25%(b)(d)		285	272,047

			983,159

Electric Utilities — 0.1%
Exelon Corp., 3.50%, 06/01/22		785	821,549

			821,549

Media — 0.4%
NBCUniversal Enterprise, Inc., 5.25%(a)(d)		2,200	2,205,500

			2,205,500

Multi-Utilities — 0.1%
Dominion Energy, Inc., 2.72%, 08/15/21(e)		490	500,769

			500,769

Oil, Gas & Consumable Fuels — 0.1%
TransCanada Trust
(3 mo. LIBOR US + 3.53%), 5.63%, 05/20/75(b)		359	350,922
(3 mo. LIBOR US + 4.64%), 5.88%, 08/15/76(b)		120	126,871

			477,793

Total Preferred Securities — 2.1% (Cost: $11,099,893)			11,120,801

U.S. Treasury Obligations
U.S. Treasury Bonds
2.38%, 11/15/49		868	1,071,251
2.00%, 02/15/50		77	88,527

10

Schedule of Investments (unaudited) (continued) June 30, 2020	BATS: Series C Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

U.S. Treasury Obligations (continued)
U.S. Treasury Bonds 1.25%, 05/15/50	USD	6,573	$6,315,472
U.S. Treasury Inflation Indexed Bonds, 1.00%, 02/15/49		1,508	2,009,573
U.S. Treasury Notes, 0.13%, 05/15/23		13,443	13,423,045

Total U.S. Treasury Obligations — 4.3% (Cost: $ 22,105,981)			22,907,868

Total Long-Term Investments — 99.4% (Cost: $ 489,237,417)			525,317,320

		Shares

Short-Term Securities(f)

Money Market Funds — 0.7%
Dreyfus Treasury Securities Cash Management, Institutional Class, 0.08%		3,769,409	3,769,409

Total Short-Term Securities — 0.7% (Cost: $ 3,769,409)			3,769,409

Options Purchased — 0.0% (Cost: $ 173,230)			50

Total Investments — 100.1% (Cost: $ 493,180,056)			529,086,779

Liabilities in Excess of Other Assets — (0.1)%			(387,649)

Net Assets — 100.0%			$528,699,130

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(c)	Variable rate security. Rate shown is the rate in effect as of period end.
(d)	Perpetual security with no stated maturity date.
(e)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(f)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Currency Abbreviation

USD	United States Dollar

Portfolio Abbreviation

DAC	Designated Activity Co.

GO	General Obligation Bonds

LIBOR	London Interbank Offered Rate

LP	Limited Partnership

OTC	Over-the-Counter

RB	Revenue Bondss

11

Schedule of Investments (unaudited) (continued) June 30, 2020	BATS: Series C Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Treasury Bonds (30 Year)	21	09/21/20	$3,750	$17,043
U.S. Treasury Notes (10 Year)	105	09/21/20	14,613	74,286
U.S. Ultra Treasury Bonds	14	09/21/20	3,054	46,352
U.S. Treasury Notes (2 Year)	65	09/30/20	14,354	9,481

				147,162

Short Contracts
U.S. Ultra Treasury Notes (10 Year)	15	09/21/20	2,363	(7,233)
U.S. Treasury Notes (5 Year)	77	09/30/20	9,682	(28,649)

				(35,882)

				$111,280

OTC Interest Rate Swaptions Purchased

	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)	Value
Description	Rate	Frequency	Rate	Frequency
Put
30-Year Interest Rate Swap, 09/08/50	3.50%	Semi-Annual	3-month LIBOR, 0.30%	Quarterly	JPMorgan Chase Bank N.A.	09/08/20	3.50%	USD 4,760	$50

									$50

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Boeing Co.	1.00%	Quarterly	BNP Paribas S.A.	12/20/20	BBB	USD	2,200	$(13,607)	$7,504	$(21,111)
American Tower Corp.	1.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/21	BBB-	USD	1,875	5,839	(14,933)	20,772

								$(7,768)	$(7,429)	$(339)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

12

Schedule of Investments (unaudited) (continued) June 30, 2020	BATS: Series C Portfolio

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

Certain investments of the Fund were fair valued using net asset value per share (“NAV”) as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds	$—	$467,075,410	$—	$467,075,410
Foreign Agency Obligations	—	1,707,079	—	1,707,079
Foreign Government Obligations	—	10,666,071	—	10,666,071
Municipal Bonds	—	11,840,091	—	11,840,091
Preferred Securities	—	11,120,801	—	11,120,801
U.S. Treasury Obligations	—	22,907,868	—	22,907,868
Short-Term Securities
Money Market Funds	3,769,409	—	—	3,769,409
Options Purchased
Interest Rate Contracts	—	50	—	50

	$3,769,409	$525,317,370	$—	$529,086,779

Derivative Financial Instruments(a)
Assets
Credit Contracts	$—	$20,772	$—	$20,772
Interest Rate Contracts	147,162	—	—	147,162
Liabilities
Credit Contracts	—	(21,111)	—	(21,111)
Interest Rate Contracts	(35,882)	—	—	(35,882)

	$111,280	$(339)	$—	$110,941

The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

13